Financial Instruments and Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Risk Management Text Block Abstract
Schedule of financial asset
	June 30,	December 31,
	2022	2021
	Level 1
	USD in thousands

Investment in SAFO	40	53
Investment in Tondo	161	429
Investment in SciSparc	866	911
Investment in Maris	114	-
Investment in Automax – bonds	9	-
Investments in Automax –shares	1,424	1,676
	2,614	3,069

	June 30,	December 31,
	2022	2021
	Level 3
	USD in thousands

Maris Investment*	-	246
Safee investment	400	400
Maris warrants	42	57
Polyrizon warrants	512	516
Laminera (see note 4.M)	-	126
Anti-dilution – Gix Internet	-	469
SAFO warrants	32	34
ClearMind (see note 4.N)	1,296	-
Parazero-SAFE ) see note 4.L)	521	-
Polyrizon- SAFE (see note 4.H)	314	-
Colugo investment	400	-
	3,517	1,848

Schedule of fair value of financial instruments
	SAFO	TONDO	SciSparc Ltd	Maris	Automax shares	Automax – bonds	Total
	USD in thousands

Balance as of January 1, 2022	53	429	911	-	1,676	-	3,069
Purchase of securities	-	-	32	75	-	69	176
Net change in fair value of financial assets at fair value recognized through profit or loss	(13)	36	(77)	(208)	(65)	-	(327)
Sale of securities	-	(344)	-	-	-	(60)	(404)
Realized gain	-	67	-	-	-	1	68
Currency exchange differences	-	(27)	-	-	(187)	(1)	(215)
Transfer from level 3 to level 1	-	-	-	247	-	-	247
Balance as of June 30, 2022	40	161	866	114	1,424	9	2,614

	SAFO	Tondo	SciSparc ltd	Automax shares	Total

Balance as of January 1, 2021	113	-	-	-	113
Initial recognition at fair value upon dilution of equity investment	-	-	-	1,553	1,553
Purchase of securities	-	472	825	279	1,576
Sale of securities	-	(42)		-	(42)
Net change in fair value of financial assets at fair value recognized through profit or loss	(60)	(1)	86	(156)	(131)
Balance as of December 31, 2021	53	429	911	1,676	3,069

	Maris Investment	Polyrizon warrants	Laminera (formerly ABI)	Anti- dilution- Gix Internet	Safee	SAFO warrants	Clear Mind investment	Parazero -SAFE	Polyrizon - SAFE	Colugo investment	Total
	USD in thousands
Balance as of January 1, 2022	303	516	126	469	400	34	-	-	-	-	1,848
Initial recognition of financial asset	25	-	-	-	-	-	1,250	521	314	400	2,510
Net change at fair value recognized through profit or loss	(39)	(4)	507	(460)	-	(2)	68	-	-	-	67
Transfer from level 3 to level 1	(247)	-	-	-	-	-	-	-	-	-	(247)
Transfer to equity investment treatment	-	-	(633)	-	-	-	-	-	-	-	(633)
Currancy exchange differences	-	-	-	(9)	-	-	(22)	-	-	-	(31)
Balance as of June 30, 2022	42	512	-	-	400	32	1,296	521	314	400	3,517

	Gix Media’s shares	Gix Internet Warrants	ScoutCam warrants	Maris investment and warrants	Conversion Right	Polyrizon warrants	Laminera (formerly ABI)	Anti- dilution	SAFO Warrants	Total
	USD in thousands
Balance as of January 1, 2021	2,438	14	-	-	1,393	-	-	473	98	4,416
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)	-	-	97	-	-	-	-	-	-	97
Exercise of warrants (note 4.C)	-	-	(51)	-	-	-	-	-	-	(51)
Initial recognition of financial asset	-	-	-	240	-	-	126	-	-	366
Net changes at fair value recognized through profit or loss	373	(14)	(46)	63	213	516	-	(4)	(64)	1,037
Exercise of Conversion Right (see note 4.F)	(2,811)	-	-	-	(1,606)	-	-	-	-	(4,417)
Balance as of December 31, 2021	-	-	-	303	-	516	126	469	34	1,448

Schedule of fair value measurement of liabilities
	June 30 2022			December 31 2021
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands			USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	654	200	854	555	137	692